VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.1%
Australia : 3.3%
Buckeye Partners LP
3.95%, 12/01/26 $ 32,684 $ 31,522,545
4.12%, 12/01/27 21,789 20,500,468
5.60%, 10/15/44 16,355 13,567,598
5.85%, 11/15/43 21,775 19,336,111
Port of Newcastle
Investments Financing Pty
Ltd. 144A
5.90%, 11/24/31 † 16,351 15,314,756
100,241,478
Canada : 4.6%
Bombardier, Inc. 144A
7.45%, 05/01/34 27,779 29,792,978
Methanex Corp.
5.25%, 12/15/29 † 38,114 37,123,807
5.65%, 12/01/44 16,346 14,309,502
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 † 40,850 39,632,911
TransAlta Corp.
6.50%, 03/15/40 16,356 16,679,342
137,538,540
Germany : 2.0%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 54,364 59,589,349
Underline
Ireland : 3.0%
Perrigo Finance Unlimited
Co.
4.38%, 03/15/26 38,125 37,303,435
4.90%, 06/15/30 40,844 38,598,263
4.90%, 12/15/44 † 16,535 13,478,732
89,380,430
Italy : 3.5%
Telecom Italia Capital SA
6.00%, 09/30/34 27,245 25,677,829
6.38%, 11/15/33 27,181 26,517,173
7.20%, 07/18/36 27,230 27,212,603
7.72%, 06/04/38 27,226 27,704,428
107,112,033
United Kingdom : 5.7%
Marks & Spencer Plc 144A
7.12%, 12/01/37 16,335 17,753,660
Standard Chartered Plc 144A
7.01% (ICE LIBOR USD 3
Month+1.46%), 07/30/37
(o) 40,800 41,588,582
Vodafone Group Plc
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 108,829 112,837,716
172,179,958
United States : 76.0%
Advance Auto Parts, Inc.
1.75%, 10/01/27 19,065 16,926,814
Par
(000’s) Value
United States (continued)
3.50%, 03/15/32 † $ 19,070 $ 16,562,468
3.90%, 04/15/30 27,205 25,103,324
5.90%, 03/09/26 16,355 16,402,648
5.95%, 03/09/28 † 16,356 16,480,540
Banc of California
3.25% (Term SOFR USD 3
Month+2.52%), 05/01/31 20,945 19,479,320
Bath & Body Works, Inc.
6.95%, 03/01/33 15,469 15,112,059
Brandywine Operating
Partnership LP
3.95%, 11/15/27 24,513 22,659,493
4.55%, 10/01/29 † 19,054 17,145,628
8.05%, 03/15/28 † 19,070 20,075,027
Brightsphere Investment
Group, Inc.
4.80%, 07/27/26 14,966 14,516,789
Constellation Insurance, Inc.
144A
6.62%, 05/01/31 † 13,634 13,395,803
6.80%, 01/24/30 23,160 22,970,892
Crane NXT Co.
4.20%, 03/15/48 19,045 13,529,637
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26 19,072 19,893,603
Diversified Healthcare Trust
4.75%, 02/15/28 27,215 23,078,794
DPL, Inc.
4.35%, 04/15/29 21,754 20,441,422
Embarq Corp.
8.00%, 06/01/36 66,115 19,353,183
Entegris, Inc. 144A
4.75%, 04/15/29 87,069 84,089,870
EQM Midstream Partners LP
4.12%, 12/01/26 27,226 26,600,968
5.50%, 07/15/28 46,289 46,088,032
6.50%, 07/15/48 29,940 30,410,268
Fluor Corp.
4.25%, 09/15/28 31,369 30,185,314
Frontier Florida LLC
6.86%, 02/01/28 † 16,333 16,608,933
Genting New York LLC /
GENNY Capital, Inc. 144A
3.30%, 02/15/26 28,599 27,546,504
Genworth Holdings, Inc.
6.50%, 06/15/34 14,284 13,764,345
Global Marine, Inc.
7.00%, 06/01/28 † 14,203 13,377,039
HB Fuller Co.
4.00%, 02/15/27 16,332 15,800,952
Hillenbrand, Inc.
5.00%, 09/15/26 20,437 20,194,822
Hudson Pacific Properties LP
3.25%, 01/15/30 † 21,768 16,599,391
3.95%, 11/01/27 21,770 19,157,898
4.65%, 04/01/29 † 27,217 22,982,118
5.95%, 02/15/28 19,049 17,207,844
Kohl's Corp.

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
4.62%, 05/01/31 † $ 27,243 $ 22,141,747
5.55%, 07/17/45 23,260 15,260,653
Lumen Technologies, Inc.
7.60%, 09/15/39 19,340 8,281,589
Macy's Retail Holdings LLC
4.30%, 02/15/43 13,604 9,789,307
4.50%, 12/15/34 † 19,954 16,984,749
5.12%, 01/15/42 † 13,608 11,044,070
Murphy Oil Corp.
5.88%, 12/01/42 † 18,487 16,948,711
Navient Corp.
5.62%, 08/01/33 32,330 26,958,606
Newell Brands, Inc.
5.70%, 04/01/26 107,987 107,812,672
6.88%, 04/01/36 22,872 21,925,571
7.00%, 04/01/46 36,305 31,936,555
Nordstrom, Inc.
4.00%, 03/15/27 19,053 18,250,453
4.25%, 08/01/31 23,135 20,640,448
4.38%, 04/01/30 27,211 24,761,591
5.00%, 01/15/44 52,580 42,134,235
6.95%, 03/15/28 † 16,349 16,691,593
Oceaneering International,
Inc.
6.00%, 02/01/28 16,329 16,273,755
Qwest Corp.
7.25%, 09/15/25 13,608 13,550,297
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 54,529 49,552,345
4.62%, 04/06/31 19,101 16,708,982
Rockies Express Pipeline LLC
144A
4.80%, 05/15/30 19,075 17,834,732
4.95%, 07/15/29 29,948 28,662,527
6.88%, 04/15/40 27,239 26,809,182
7.50%, 07/15/38 13,633 14,295,059
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 27,220 25,671,193
7.50%, 10/15/27 16,352 17,302,591
Safeway, Inc.
7.25%, 02/01/31 14,237 15,189,882
Seagate HDD Cayman
4.09%, 06/01/29 26,933 25,370,145
4.12%, 01/15/31 14,988 13,600,309
4.88%, 06/01/27 27,507 27,139,704
5.75%, 12/01/34 † 26,671 26,093,066
Sealed Air Corp. 144A
6.88%, 07/15/33 † 24,516 25,823,365
Service Properties Trust
3.95%, 01/15/28 † 21,782 18,796,507
4.38%, 02/15/30 † 21,786 16,323,750
4.75%, 10/01/26 24,522 23,512,905
4.95%, 02/15/27 † 21,780 20,425,299
4.95%, 10/01/29 23,135 18,462,026
5.25%, 02/15/26 19,059 18,802,513
Spirit AeroSystems, Inc.
3.85%, 06/15/26 16,332 15,690,164
Par
(000’s) Value
United States (continued)
4.60%, 06/15/28 $ 38,110 $ 36,143,356
Steelcase, Inc.
5.12%, 01/18/29 24,496 23,663,675
Tenet Healthcare Corp.
6.88%, 11/15/31 † 19,706 21,114,230
Toledo Hospital
4.98%, 11/15/45 14,879 11,273,669
5.33%, 11/15/28 † 17,421 16,890,705
6.01%, 11/15/48 21,804 19,324,449
Topaz Solar Farms LLC 144A
5.75%, 09/30/39 28,903 28,258,659
Transocean, Inc.
6.80%, 03/15/38 † 33,206 28,526,379
7.50%, 04/15/31 † 21,554 20,811,103
Travel + Leisure Co.
6.00%, 04/01/27 21,807 21,894,839
6.60%, 10/01/25 19,054 19,229,392
Under Armour, Inc.
3.25%, 06/15/26 32,677 31,171,548
United States Cellular Corp.
6.70%, 12/15/33 † 29,635 31,767,505
United States Steel Corp.
6.65%, 06/01/37 14,942 15,290,911
Valley National Bancorp
3.00% (Term SOFR USD 3
Month+2.36%), 06/15/31 16,341 12,998,145
Vornado Realty LP
2.15%, 06/01/26 21,795 20,460,913
3.40%, 06/01/31 19,073 15,548,948
Walgreens Boots Alliance,
Inc.
3.20%, 04/15/30 † 27,215 22,466,305
3.45%, 06/01/26 78,740 75,091,322
4.10%, 04/15/50 † 34,860 22,938,170
4.50%, 11/18/34 † 16,526 13,160,946
4.65%, 06/01/46 † 16,255 11,051,248
4.80%, 11/18/44 † 35,900 26,970,396
Western Alliance Bancorp
3.00% (Term SOFR USD 3
Month+2.25%), 06/15/31 † 32,679 29,330,383
Xerox Corp.
4.80%, 03/01/35 † 13,615 9,311,911
6.75%, 12/15/39 19,052 14,997,332
XPO CNW, Inc.
6.70%, 05/01/34 16,322 17,164,607
Yum! Brands, Inc.
5.35%, 11/01/43 14,989 14,326,922
6.88%, 11/15/37 17,738 19,453,992
2,287,826,550
Total Corporate Bonds
(Cost: $3,021,814,706) 2,953,868,338

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.5%
Money Market Fund: 5.5%
(Cost: $165,215,633)
Number
of Shares
(continued) Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 165,215,633 $ 165,215,633
Total Investments: 103.6%
(Cost: $3,187,030,339) 3,119,083,971
Liabilities in excess of other assets: (3.6)% (107,684,110)
NET ASSETS: 100.0% $ 3,011,399,861
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $179,080,096.
(o) Perpetual Maturity — the date shown is the next call date
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $493,358,829, or 16.4% of net assets.